Marketable Securities – InterCure Ltd	12 Months Ended
Dec. 31, 2025
Marketable Securities – InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd
NOTE 8:	MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2025, the Company does not hold any shares of InterCure Ltd, as all shares were sold during 2025. As of December 31, 2024, the Company held approximately 473,998 (1.04%) of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE” and at the Nasdaq Capital Market - “Nasdaq”).

c.	Changes in marketable securities for the years ended December 31, 2025, 2024 and 2023, were as follows:

	December 31,
	2025	2024	2023
	U.S. dollars in thousands

Fair value opening balance	772	605	1,627
Changes in fair value during the year	5	(167)	(1,022)
Fair value before disposal	777	772	605
Proceeds from sale	(777)	-	-

Fair value closing balance	-	772	605

During the year ended December 31, 2025, the Company sold its entire holding of 473,998 shares of InterCure Ltd in aggregate consideration of approximately $777 thousand.